SUPPLEMENT DATED AUGUST 13, 2007
TO THE
PROSPECTUS DATED MAY 1, 2007
OF
THE DIVERSIFIED INVESTORS FUNDS GROUP AND
THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

At a meeting held on August 10, 2007, the Board of Trustees of The Diversified Investors Funds Group and The Diversified Investors Strategic Allocation Funds approved a series of measures that are designed to benefit the Funds by making them part of a larger family of investment companies that are managed by Transamerica Fund Advisors, Inc. (“TFAI”), an investment adviser that, along with Diversified Investment Advisors, Inc., is part of the AEGON Group of Companies. The Board has authorized seeking shareholder approval for these measures where required.

Fund shareholders will be asked to approve a new Investment Advisory Agreement between TFAI and each of the Funds. Diversified will continue to provide its services and expertise to retirement plans (as well as their sponsors and participants) that invest in the Funds.

Fund shareholders will also be asked to elect a new Board of Trustees, to approve amendments to the organizational documents of the funds, to approve standardized fundamental investment policies, and, where applicable, to approve amended Rule 12b-1 plans.

A proxy statement describing these initiatives is expected to be mailed later in 2007. If shareholder approval is obtained, these initiatives are expected to be implemented during the fourth quarter of 2007.

Form No. 2891 (rev. 08/07)	33-61810
333-00295

SUPPLEMENT DATED AUGUST 13, 2007
TO THE
PROSPECTUS DATED MAY 1, 2007
OF
THE DIVERSIFIED INSTITUTIONAL FUNDS GROUP AND
THE DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

At a meeting held on August 10, 2007, the Board of Trustees of The Diversified Institutional Funds Group and The Diversified Institutional Strategic Allocation Funds approved a series of measures that are designed to benefit the Funds by making them part of a larger family of investment companies that are managed by Transamerica Fund Advisors, Inc. (“TFAI”), an investment adviser that, along with Diversified Investment Advisors, Inc., is part of the AEGON Group of Companies. The Board has authorized seeking shareholder approval for these measures where required.

Fund shareholders will be asked to approve a new Investment Advisory Agreement between TFAI and each of the Funds. Diversified will continue to provide its services and expertise to retirement plans (as well as their sponsors and participants) that invest in the Funds.

Fund shareholders will also be asked to elect a new Board of Trustees, to approve amendments to the organizational documents of the Funds, to approve standardized fundamental investment policies, and, where applicable, to approve amended Rule 12b-1 plans.

A proxy statement describing these initiatives is expected to be mailed later in 2007. If shareholder approval is obtained, these initiatives are expected to be implemented during the fourth quarter of 2007.

Form No. 3155 (rev. 08/07)	33-61810
333-00295